Fair Value Measurements (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Predecessor
Fair Value Measurements

4. Fair Value Measurements

ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), establishes a three-level valuation hierarchy for disclosure of fair value measurements.  The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs.  The three levels are defined as follows:

•                  Level 1 — inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

•                  Level 2 — inputs to the valuation methodology include quoted prices in markets that are not active or quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

•                  Level 3 — inputs to the valuation methodology are unobservable, reflecting the entity’s own assumptions about assumptions market participants would use in pricing the asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.  Fair value is a market based measure considered from the perspective of a market participant who holds the asset or owes the liabilities rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Company’s own assumptions are set to reflect those that market participants would use in pricing the assets or liabilities at the measurement date.  The Company uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company also evaluates various factors to determine whether certain transactions are orderly and may make adjustments to transactions or quoted prices when the volume and level of activity for an asset or liability have decreased significantly.

The above conditions could cause certain assets and liabilities to be reclassified from Level 1 to Level 2/Level 3 or Level 2 to Level 3.  The inputs or methodology used for valuing the assets or liabilities are not necessarily an indication of the risk associated with the assets and liabilities.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Marketable securities — The estimated fair value of investments in marketable securities is based on quoted market prices.

VIE and other finance receivables and VIE long-term debt issued by securitization and permanent financing trusts, at fair market value — The estimated fair value of VIE and other finance receivables and VIE long-term debt issued by securitization and permanent financing trusts, at fair value is determined based on a discounted cash flow model using expected future collections discounted at a calculated rate.

For guaranteed structured settlements and annuities, the Company allocates the projected cash flows based on the waterfall of the securitization and permanent financing trusts (collectivity the “Trusts”).  The waterfall includes fees to operate the Trusts (servicing fees, administrative fees, etc.), note holder principal and note holder interest.  Many of the Trusts have various tranches of debt that have varying subordinations in the waterfall calculation. The remaining cash flows, net of those obligations, are considered a residual interest which is projected to be paid to the Company’s retained interest holders.

The projected finance receivable cash flows used to pay the obligations of the Trusts are discounted using a calculated rate derived from the fair value interest rates of the debt in the Trusts.  The fair value interest rate of the debt is derived using a swap curve and applying a calculated spread using the Company’s most recent securitization as a benchmark.  The calculated spread is adjusted for the specific attributes of the debt in the Trusts, such as years to maturity and credit grade.   The debt’s fair value interest rates are applied to the projected future cash payments paid on the principal and interest to derive the debt’s fair value.   The debt’s fair value interest rates are blended using the debt’s principal balance to obtain a weighted average fair value interest rate; this rate is used to determine the value of the finance receivables’ asset cash flows.  In addition, the Company considers transformation cost and profit margin associated with its securitizations to derive the fair value of its finance receivables’ asset cash flows.  The finance receivables’ residual cash flows remaining after the projected obligations of the Trusts are satisfied are discounted using a separate yield based on an assumed rating of the residual tranche.  The finance receivables’ residual cash flows remaining after the projected obligations of the Trusts are satisfied are discounted using a separate yield based on an assumed rating of the residual tranche (9.34% and 7.71% as of December 31, 2012 and September 30, 2013, respectively, with a weighted average life of 20 years as of both dates).

The residual cash flows are adjusted for a loss assumption of 0.25% over the life of the finance receivables in its fair value calculation.  Finance receivable cash flows, including the residual asset cash flows, are included in finance receivables, at fair market value in the Company’s consolidated balance sheets.  The associated debt’s projected future cash payments for principal and interest are included in VIE long-term debt issued by securitization and permanent financing trusts, at fair market value.

For finance receivables not yet securitized, the Company uses the calculated spreads, as well as considering transformation costs and profit margin, from its most recent securitization to determine the fair value yield adjusting for expected losses and applying the residual yield for the cash flows the Company projects would make up the retained interest in a securitization.

For the Company’s life contingent structured settlement (“LCSS”) receivables and long-term debt issued by its related permanent financing trusts, the blended weighted average discount rate of the LCSS receivables at the time of borrowing (which occurs frequently throughout the year) is used to determine the fair value of the receivables’ cash flows.  The residual cash flows relating to the LCSS receivables are discounted using a separate yield based on the assumed rating to the residual tranche reflecting the life contingent feature of these receivables.

VIE and other finance receivables, net of allowance for losses — The fair value of structured settlement, annuity, and lottery receivables was estimated based on the present value of future expected cash flows using discount rates commensurate with the risks involved.  The fair value of pre-settlement funding transactions and attorney cost financing was based on expected losses and historical loss experience associated with the respective receivables using management’s best estimates of the key assumptions regarding credit losses.

Life settlement contracts, at fair market value — The fair values of life settlement contracts are determined by reference to the transfer price of similar life settlement contracts under a discounted cash flow calculation that takes into account the net death benefit under the policy, estimated future premium payments and the life expectancy of the insured, as well as other qualitative factors regarding market participants assumptions.  Life expectancy is determined on a policy-by-policy basis using the results of medical underwriting performed by independent agencies.

Notes receivable, at fair market value — The fair values of notes receivables are determined based on the discounted present value of future expected cash flows using management’s best estimates of the key assumptions regarding credit losses and discount rates determined to be commensurate with the risks involved. The Company does not expect prepayment on the finance receivables underlying the notes receivable and accordingly, no significant change in the fair value is expected as a result of prepayment.  The fair value and amortized costs of these notes receivable are as follows:

	December 31, 2012	September 30, 2013
Amortized cost	$8,297	$6,175
Fair market value	$8,074	$6,238

Note receivable due from affiliate — The estimated fair value of note receivable due from affiliate is assumed to equal its carrying amount.  The note receivable was repaid in full in February 2013.

Other receivables, net of allowance for losses — The estimated fair value of advances receivable and certain other receivables, which are generally recovered in less than three months, is assumed to equal to the carrying amount.  The carrying value of other receivables which have expected recoverability of greater than three months, which consist primarily of a note receivable, have been estimated based on the present value of future expected cash flows using management’s best estimate of the key assumptions, including discount rates commensurate with the risks involved.

VIE derivative liabilities, at fair value — The fair value of interest rate swaps is based on dealer quotes that are corroborated with pricing models that utilize current interest rates and the timing and amount of cash flows.

Installment obligations payable — Installment obligations payable are reported at contract value determined based on changes in the measuring indices selected by the obligees under the terms of the obligations over the lives of the obligations.  The fair value of installment obligations payable is estimated to be equal to carrying value.

Term loan payable — The carrying value of the term loan approximates its fair value.  In February 2013, the term loan was refinanced with a new senior secured credit facility and subsequently, in May 2013, the new credit facility was amended to provide an additional term loan with the same terms as the new credit facility.

VIE borrowings under revolving credit facilities and other similar borrowings — The estimated fair value of borrowings under revolving credit facilities and other similar borrowings is based on the borrowing rates currently available to the Company for debt with similar terms and remaining maturities.  The Company estimates that the carrying value of its lines of credit, which bear interest at a variable rate, approximates fair value.

VIE long-term debt — The estimated fair value of VIE long-term debt is based on fair value borrowing rates available to the Company based on recently executed transactions with similar underlying collateral characteristics, reflecting the specific terms and conditions of the debt.

The following table sets forth the Company’s assets and liabilities that are carried at fair value on the Company’s condensed consolidated balance sheets as of December 31, 2012 and September 30, 2013:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Total
	Level I	Level II	Level III	at Fair Value
December 31, 2012:
Assets
Marketable securities:
Equity securities
US large cap	$40,446	$—	$—	$40,446
US mid cap	8,472	—	—	8,472
US small cap	9,224	—	—	9,224
International	22,651	—	—	22,651
Other equity	789	—	—	789
Total equity securities	81,582	—	—	81,582
Fixed income securities
US fixed income	36,047	—	—	36,047
International fixed income	5,963	—	—	5,963
Other fixed income	11	—	—	11
Total fixed income securities	42,021	—	—	42,021
Other securities
Cash & cash equivalents	4,789	—	—	4,789
Alternative investments	483	—	—	483
Annuities	2,239	—	—	2,239
Total other securities	7,511	—	—	7,511
Total marketable securities	131,114	—	—	131,114
VIE and other finance receivables, at fair market value	—	—	3,615,188	3,615,188
Notes receivable, at fair market value	—	—	8,074	8,074
Life settlement contracts, at fair market value (1)	—	—	1,724	1,724
Total Assets	$131,114	$—	$3,624,986	$3,756,100

Liabilities
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	$—	$—	$3,229,591	$3,229,591
VIE derivative liabilities, at fair market value	—	121,498	—	121,498
Total Liabilities	$—	$121,498	$3,229,591	$3,351,089

September 30, 2013:
Assets
Marketable securities:
Equity securities
US large cap	$44,765	$—	$—	$44,765
US mid cap	9,125	—	—	9,125
US small cap	10,481	—	—	10,481
International	22,233	—	—	22,233
Other equity	821	—	—	821
Total equity securities	87,425	—	—	87,425
Fixed income securities
US fixed income	33,263	—	—	33,263
International fixed income	5,303	—	—	5,303
Other fixed income	30	—	—	30
Total fixed income securities	38,596	—	—	38,596
Other securities
Cash & cash equivalents	3,754	—	—	3,754
Alternative investments	645	—	—	645
Annuities	2,193	—	—	2,193
Total other securities	6,592	—	—	6,592
Total marketable securities	132,613	—	—	132,613
VIE and other finance receivables, at fair market value	—	—	3,888,893	3,888,893
Notes receivable, at fair market value	—	—	6,238	6,238
Total Assets	$132,613	$—	$3,895,131	$4,027,744

Liabilities
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	$—	$—	$3,437,861	$3,437,861
VIE derivative liabilities, at fair market value	—	81,125		81,125
Total Liabilities	$—	$81,125	$3,437,861	$3,518,986

(1) Included in other assets on the Company’s condensed consolidated balance sheets.

The following table sets forth the Company’s quantitative information about its Level 3 fair value measurements as of December 31, 2012 and September 30, 2013, respectively:

December 31, 2012:	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Avg)
Assets
VIE and other finance receivables, at fair market value	$3,615,188	Discounted cash flow	Discount rate	2.68% - 12.52% (3.99%)
Notes receivable, at fair market value	8,074	Discounted cash flow	Discount rate	9.78% (9.78%)
Life settlement contracts, at fair market value	1,724	Model actuarial pricing	Life expectancy Discount rate	16 to 260 months (147) 18.50% (18.50%)
Total Assets	$3,624,986

Liabilities
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	$3,229,591	Discounted cash flow	Discount rate	0.53% - 12.38% (3.43%)
Total Liabilities	$3,229,591

September 30, 2013:	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Avg)
Assets
VIE and other finance receivables, at fair market value	$3,888,893	Discounted cash flow	Discount rate	2.59% - 12.98% (3.99%)
Notes receivable, at fair market value	6,238	Discounted cash flow	Discount rate	7.71% (7.71%)
Life settlement contracts, at fair market value	—	Model actuarial pricing	Life expectancy Discount rate	7 to 251 months (140) 18.50% (18.50%)
Total Assets	$3,895,131

Liabilities
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	$3,437,861	Discounted cash flow	Discount rate	0.74% - 12.67% (3.60%)
Total Liabilities	$3,437,861

A significant unobservable input used in the fair value measurement of all of the Company’s assets and liabilities measured at fair value using unobservable inputs (Level 3) is the discount rate.  Significant increases (decreases) in the discount rate used to estimate fair value in isolation would result in a significantly lower (higher) fair value measurement of the corresponding asset or liability. An additional significant unobservable input used in the fair value measurement of the life settlement contracts, at fair value, is life expectancy. Significant increases (decreases) in the life expectancy used to estimate the fair value of life settlement contracts in isolation would result in a significantly lower (higher) fair value measurement.

The changes in assets measured at fair value using significant unobservable inputs (Level 3) during the nine-months ended September 30, 2012 and 2013 were as follows:

	VIE and other finance receivables, at fair market value	Life settlement contracts, at fair market value	Notes receivable, at fair market value	Total
Balance at December 31, 2011	$3,041,090	$6,214	$12,765	$3,060,069

Total gains (losses):
Included in earnings / losses	346,746	(517)	—	346,229
Included in other comprehensive gain	—	—	279	279
Purchases	259,005	—	—	259,005
Premiums paid	—	935	—	935
Sales	(447)	(3,917)	—	(4,364)
Lapsed policies	—	—	—	—
Interest accreted	111,798	—	—	111,798
Payments received	(303,721)	—	(3,453)	(307,174)
Maturities	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—
Balance at September 30, 2012	$3,454,471	$2,715	$9,591	$3,466,777
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at:
September 30, 2012	$346,155	$(132)	$—	$346,023

Balance at December 31, 2012	$3,615,188	$1,724	$8,074	$3,624,986

Total gains (losses):
Included in earnings / losses	197,429	(22)	—	197,407
Included in other comprehensive gain	—	—	502	502
Purchases	300,452	—	—	300,452
Premiums paid	—	241	—	241
Sales	—	—	—	—
Lapsed policies	—	—	—	—
Interest accreted	107,784	—	—	107,784
Payments received	(322,345)	—	(2,338)	(324,683)
Maturities	—	(51)	—	(51)
Asset distribution	(9,615)	(1,892)	—	(11,507)
Transfers in and/or out of Level 3	—	—	—	—
Balance at September 30, 2013	$3,888,893	$—	$6,238	$3,895,131
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at:
September 30, 2013	$197,429	$31	$—	$197,460

The changes in liabilities measured at fair value using significant unobservable inputs (Level 3) during the nine-months ended September 30, 2012 and 2013 were as follows:

VIE long-term debt issued by securitizations and permanent financing trusts
Balance at December 31, 2011	$2,663,873
Total (gains) losses:
Included in earnings / losses	157,998
Issuances	400,881
Interest accreted	(25,207)
Repayments	(169,693)
Transfers in and/or out of Level 3	—
Balance at September 30, 2012	$3,027,852

The amount of total (gains) losses for the period included in earnings attributable to the change in unrealized gains or losses relating to long- term debt still held at:
September 30, 2012	$157,998

Balance at December 31, 2012	$3,229,591
Total (gains) losses:
Included in earnings / losses	23,769
Issuances	406,240
Interest accreted	(35,863)
Repayments	(185,876)
Transfers in and/or out of Level 3	—
Balance at September 30, 2013	$3,437,861

The amount of total (gains) losses for the period included in earnings attributable to the change in unrealized gains or losses relating to long- term debt still held at:
September 30, 2013	$23,769

Realized and unrealized gains and losses included in earnings in the accompanying condensed consolidated statements of operations for the three and nine-months ended September 30, 2012 and 2013 are reported in the following revenue categories:

	VIE and other finance receivables and long- term debt	Life settlement contracts income

Total gains (losses) included in earnings in the three months ended September 30, 2012	$57,142	$183

Change in unrealized gains (losses) in the three months ended September 30, 2012 relating to assets still held at the reporting date	$57,142	$183

Total gains (losses) included in earnings in the three months ended September 30, 2013	$46,020	$51

Change in unrealized gains (losses) in the three months ended September 30, 2013 relating to assets still held at the reporting date	$46,020	$51

Total gains (losses) included in earnings in the nine months ended September 30, 2012	$188,748	$(517)

Change in unrealized gains (losses) in the nine months ended September 30, 2012 relating to assets still held at the reporting date	$188,157	$(132)

Total gains (losses) included in earnings in the nine months ended September 30, 2013	$173,660	$(22)

Change in unrealized gains (losses) in the nine months ended September 30, 2013 relating to assets still held at the reporting date	$173,660	$31

The Company discloses fair value information about financial instruments, whether or not recognized at fair value in the Company’s condensed consolidated balance sheets, for which it is practicable to estimate that value.  As such, the estimated fair values of the Company’s financial instruments are as follows:

	December 31,		September 30,
	2012		2013
	Estimated		Estimated
	Fair	Carrying	Fair	Carrying
	Value	Amount	Value	Amount
Financial assets
Marketable securities	$131,114	$131,114	$132,613	$132,613
VIE and other finance receivables, at fair market value	3,615,188	3,615,188	3,888,893	3,888,893
VIE and other finance receivables, net of allowance for losses (1)	145,155	150,353	127,413	133,505
Life settlement contracts, at fair market value	1,724	1,724	—	—
Notes receivable, at fair market value	8,074	8,074	6,238	6,238
Notes receivable, due from affiliate (1)	5,243	5,243	—	—
Other receivables, net of allowance for losses (1)	13,146	13,146	14,269	14,269

Financial liabilities
VIE derivative liabilities, at fair market value	121,498	121,498	81,125	81,125
VIE borrowings under revolving credit facilities and other similar borrowings (1)	28,198	27,380	50,655	49,168
VIE long-term debt (1)	158,801	162,799	149,954	154,020
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	3,229,591	3,229,591	3,437,861	3,437,861
Installment obligations payable (1)	131,114	131,114	132,613	132,613
Term loan payable (1)	142,441	142,441	556,422	556,422

(1) These represent financial instruments not recorded in the condensed consolidated balance sheets at fair value.  Such financial instruments would be classified as Level 3 within the fair value hierarchy.

5. Fair Value Measurements

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

Marketable securities – The estimated fair value of investments in marketable securities is based on quoted market prices.

VIE and other finance receivables and VIE long-term debt issued by securitization and permanent financing trusts, at fair market value – The estimated fair value of VIE and other finance receivables and VIE long-term debt issued by securitization and permanent financing trusts, at fair value is determined based on a discounted cash flow model using expected future collections discounted at a calculated rate.

For guaranteed structured settlements and annuities, the Company allocates the projected cash flows based on the waterfall of the securitization and permanent financing trusts (collectivity the “Trusts”). The waterfall includes fees to operate the Trusts (servicing fees, admin fees, etc.), note holder principal and note holder interest. Many of the Trusts have various tranches of debt that have varying subordinations in the waterfall calculation (Note 16). The remaining cash flows, net of those obligations, are considered a residual interest which is projected to be paid to the Company’s retained interest holders.

The projected finance receivable cash flows used to pay the obligations of the Trusts are discounted using a calculated rate derived by the fair value interest rates of the debt in the Trusts. The fair value interest rate of the debt is derived using a swap curve and applying a calculated spread using the Company’s last executed securitization as a benchmark. The calculated spread is adjusted for the specific attributes of the debt in the Trusts, such as years to maturity and credit grade. The debt’s fair value interest rates are applied to the projected future cash payments paid on the principal and interest to derive the debt’s fair value. The debt’s fair value interest rates are blended using the debt’s principal balance to obtain a weighted average fair value interest rate; this rate is used to determine the value of the finance receivables’ asset cash flows. In addition, the Company considers transformation cost and profit margin associated with its securitizations to derive the fair value of its finance receivables’ asset cash flows. The finance receivables’ residual cash flows remaining after the projected obligations of the Trusts are satisfied are discounted using a separate yield based on an assumed rating of the residual tranche. The residual cash flows are adjusted for a loss assumption of 0.25% over the life of the finance receivables in its fair value calculation. Finance receivable cash flows, including the residual asset cash flows, are included in finance receivables, at fair market value and VIE long-term debt issued by securitization and permanent financing trusts, at fair market value in the Company’s consolidated balance sheets.

For finance receivables not yet securitized the Company uses the calculated spreads, as well as considering transformation costs and profit margin, from its most recent securitization to determine the fair value yield adjusting for expected losses and applying the residual yield for the cash flows the Company projects would make up the retained interest in a securitization.

For the Company’s LCSS receivables and long-term debt issued by its related permanent financing trusts, the blended weighted average discount rate of the debt is used to determine the fair value of the LCSS receivables’ cash flows. The residual cash flows relating to the LCSS receivables are discounted using a separate yield based on the assumed rating to the residual tranche reflecting the life contingent feature of these receivables.

VIE and other finance receivables, net of allowance for losses – The fair value was estimated based on the present value of future expected cash flows or based on expected losses and historical loss experience associated with the respective receivables using management’s best estimates of the key assumptions regarding credit losses and discount rates commensurate with the risks involved.

Life settlement contracts, at fair market value – The fair values of life settlement contracts are determined by reference to the transfer price of similar life settlement contracts under a discounted cash flow calculation that takes into account the net death benefit under the policy, estimated future premium payments and the life expectancy of the insured, as well as other qualitative factors regarding market participants assumptions. Life expectancy is determined on a policy-by-policy basis using the results of medical underwriting performed by independent agencies.

Notes receivable, at fair market value – The fair values of notes receivables are determined based on the discounted present value of future expected cash flows using management’s best estimates of the key assumptions regarding credit losses and discount rates determined to be commensurate with the risks involved. The Company does not expect prepayment on the finance receivables underlying the notes receivable and accordingly, no significant change in the fair value is expected as a result of prepayment.

Note receivable due from affiliate – The estimated fair value of note receivable due from affiliate is assumed to equal its carrying amount. The note receivable was repaid in full in February 2013.

Other receivables, net of allowance for losses – The estimated fair value of advances receivable and certain other receivables, which are generally recovered in less than three months, is equal to the carrying amount. The carrying value of other receivables which have expected recoverability of greater than three months, which consist primarily of a note receivable (Note 9), have been estimated based on the present value of future expected cash flows using management’s best estimate of the key assumptions, including discount rates commensurate with the risks involved.

Due from and due to affiliates – The estimated fair value of due from affiliates and due to affiliates, is assumed to equal the carrying amount.

VIE derivative liabilities, at fair value – The fair value of interest rate swaps, is based on pricing models which consider current interest rates, and the amount and timing of cash flows (Note 18).

Installment obligations payable – Installment obligations payable are reported at contract value determined based on changes in the measuring indices selected by the obligees under the terms of the obligations over the lives of the obligations. The fair value of installment obligations payable is estimated to be equal to carrying value.

Term loan payable – The estimated fair value of the term loan is determined based on indicative quotes in the secondary loan market for other debt instruments with similar characteristics. The term loan was paid off in February 2013.

VIE borrowings under revolving credit facilities and other similar borrowings – The estimated fair value of borrowings under revolving credit facilities and other similar borrowings is based on the borrowing rates currently available to the Company for debt with similar terms and remaining maturities. The Company estimates that the carrying value of its lines of credit, which bear interest at a variable rate, approximates fair value.

VIE long-term debt – The estimated fair value of VIE long-term debt is based on fair value borrowing rates available to the Company based on recently executed transactions with similar underlying collateral characteristics, reflecting the specific terms and conditions of the debt.

The following table sets forth the Company’s assets and liabilities that are carried at fair value on the Company’s consolidated balance sheets as of December 31, 2011 and 2012:

	Quoted Prices in Active Markets for Identical Assets Level I	Significant Other Observable Inputs Level II	Significant Unobservable Inputs Level III	Total at Fair Value
December 31, 2011:

Assets
Marketable securities:
Equity securities
US large cap	$48,566	$—	$—	$48,566
US mid cap	9,385	—	—	9,385
US small cap	8,621	—	—	8,621
International	27,197	—	—	27,197
Other equity	1,740	—	—	1,740
Total equity securities	95,509	—	—	95,509
Fixed income securities
US fixed income	41,929	—	—	41,929
International fixed income	8,200	—	—	8,200
Other fixed income	44	—	—	44
Total fixed income securities	50,173	—	—	50,173
Other securities
Cash & cash equivalents	6,705	—	—	6,705
Alternative investments	1,645	—	—	1,645
Annuities	2,281	—	—	2,281
Total other securities	10,631	—	—	10,631
Total marketable securities	156,313	—	—	156,313
VIE and other finance receivables, at fair market value	—	—	3,041,090	3,041,090
Notes receivable, at fair market value	—	—	12,765	12,765
Life settlement contracts, at fair market value (1)	—	—	6,214	6,214
Total Assets	$156,313	$—	$3,060,069	$3,216,382
Liabilities
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	$—	$—	$2,663,873	$2,663,873
VIE derivative liabilities, at fair market value	—	130,450	—	130,450
Total Liabilities	$—	$130,450	$2,663,873	$2,794,323

(1)              Included in other assets on the Company’s consolidated balance sheets.

	Quoted Prices in Active Markets for Identical Assets Level I	Significant Other Observable Inputs Level II	Significant Unobservable Inputs Level III	Total at Fair Value
December 31, 2012:
Assets
Marketable securities:
Equity securities
US large cap	$40,446	$—	$—	$40,446
US mid cap	8,472	—	—	8,472
US small cap	9,224	—	—	9,224
International	22,651	—	—	22,651
Other equity	789	—	—	789
Total equity securities	81,582	—	—	81,582
Fixed income securities
US fixed income	36,047	—	—	36,047
International fixed income	5,963	—	—	5,963
Other fixed income	11	—	—	11
Total fixed income securities	42,021	—	—	42,021
Other securities
Cash & cash equivalents	4,789	—	—	4,789
Alternative investments	483	—	—	483
Annuities	2,239	—	—	2,239
Total other securities	7,511	—	—	7,511
Total marketable securities	131,114	—	—	131,114
VIE and other finance receivables, at fair market value	—	—	3,615,188	3,615,188
Notes receivable, at fair market value	—	—	8,074	8,074
Life settlement contracts, at fair market value (1)	—	—	1,724	1,724
Total Assets	$131,114	$—	$3,624,986	$3,756,100
Liabilities
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	$—	$—	$3,229,591	$3,229,591
VIE derivative liabilities, at fair market value	—	121,498	—	121,498
Total Liabilities	$—	$121,498	$3,229,591	$3,351,089

(1)              Included in other assets on the Company’s consolidated balance sheets.

The following table sets forth the Company’s quantitative information about its Level 3 fair value measurements as of December 31, 2011 and 2012, respectively:

	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Avg)
December 31, 2011:
Assets
VIE and other finance receivables, at fair market value	3,041,090	Discounted cash flow	Discount rate	3.50% - 12.26% (5.01%)
Notes receivable, at fair market value	12,765	Discounted cash flow	Discount rate	10.80% (10.80%)
Life settlement contracts, at fair market value	6,214	Model actuarial pricing	Life expectancy Discount rate	19 to 270 months (141) 18.50% (18.50%)
Total Assets	3,060,069
Liabilities
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	2,663,873	Discounted cash flow	Discount rate	1.27% - 11.66% (4.41%)
Total Liabilities	2,663,873
	Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Avg)
December 31, 2012:
Assets
VIE and other finance receivables, at fair market value	3,615,188	Discounted cash flow	Discount rate	2.68% - 12.52% (3.99%)
Notes receivable, at fair market value	8,074	Discounted cash flow	Discount rate	9.78% (9.78%)
Life settlement contracts, at fair market value	1,724	Model actuarial pricing	Life expectancy Discount rate	16 to 260 months (147) 18.50% (18.50%)
Total Assets	3,624,986
Liabilities
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	3,229,591	Discounted cash flow	Discount rate	0.53% - 12.38% (3.43%)
Total Liabilities	3,229,591

A significant unobservable input used in the fair value measurement of all of the Company’s assets and liabilities measured at fair value using unobservable inputs (Level 3) is the discount rate. Significant increases (decreases) in the discount rate used to estimate fair value in isolation would result in a significantly lower (higher) fair value measurement of the corresponding asset or liability. An additional significant unobservable input used in the fair value measurement of the life settlement contracts, at fair value, is life expectancy. Significant increases (decreases) in the life expectancy used to estimate the fair value of life settlement contracts in isolation would result in a significantly lower (higher) fair value measurement.

The changes in assets measured at fair value using significant unobservable inputs (Level 3) during the years ended December 31, 2011 and 2012 were as follows:

	VIE and other finance receivables, at fair market value	Life settlement contracts, at fair market value	Notes receivable, at fair market value	Total
Balance at December 31, 2010	$1,644,763	$88	$18,060	$1,662,911
Total gains (losses):
Included in earnings / losses	270,101	(1,091)	—	269,010
Included in other comprehensive gain	—	—	3	3
Purchases relating to the acquisition of OAC	1,017,009	7,055	—	1,024,064
Purchases	286,039	28	—	286,067
Premiums paid	—	1,974	—	1,974
Sales	(237)	(1,781)	—	(2,018)
Interest accreted	125,496	—	—	125,496
Payments received	(302,081)	—	(5,298)	(307,379)
Maturities	—	(59)	—	(59)
Transfers in and/or out of Level 3	—	—	—	—
Balance at December 31, 2011	$3,041,090	$6,214	$12,765	$3,060,069
Total gains (losses):
Included in earnings / losses	484,469	(1,757)	—	482,712
Included in other comprehensive gain	—	—	1	1
Purchases	355,916	—	—	355,916
Premiums paid	—	1,431	—	1,431
Sales	(1,778)	(4,148)	—	(5,926)
Lapsed policies	—	(16)	—	(16)
Interest accreted	149,292	—	—	149,292
Payments received	(413,801)	—	(4,692)	(418,493)
Maturities	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—
Balance at December 31, 2012	$3,615,188	$1,724	$8,074	$3,624,986
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at:
December 31, 2011	$270,385	$(817)	$—	$269,568
December 31, 2012	$483,878	$(1,370)	$—	$482,508

The changes in liabilities measured at fair value using significant unobservable inputs (Level 3) during the years ended December 31, 2011 and 2012 were as follows:

VIE long-term debt issued by securitizations and permanent financing trusts
Balance at December 31, 2010	$1,458,947
Total (gains) losses:
Included in earnings / losses	100,952
Assumed long-term debt relating to the acquisition of OAC	842,103
Issuances	441,072
Interest accreted	(4,412)
Repayments	(174,789)
Transfers in and/or out of Level 3	—
Balance at December 31, 2011	$2,663,873
Total (gains) losses:
Included in earnings / losses	222,634
Issuances	607,468
Interest accreted	(35,576)
Repayments	(228,808)
Transfers in and/or out of Level 3	—
Balance at December 31, 2012	$3,229,591
The amount of total (gains) losses for the period included in earnings attributable to the change in unrealized gains or losses relating to long-term debt still held at:
December 31, 2011	$100,952
December 31, 2012	$222,634

Realized and unrealized gains and losses included in earnings in the accompanying consolidated statements of operations for the years ended December 31, 2011 and 2012 are reported in the following revenue categories:

	VIE and other finance receivables and long-term debt	Life settlement contracts income
Total gains (losses) included in earnings in 2011	$169,149	$(1,091)

2011 change in unrealized gains (losses) relating to assets still held at the reporting date	$169,433	$(817)

Total gains (losses) included in earnings in 2012	$261,835	$(1,757)

2012 change in unrealized gains (losses) relating to assets still held at the reporting date	$261,244	$(1,370)

The Company discloses fair value information about financial instruments, whether or not recognized at fair value in the Company’s consolidated balance sheets, for which it is practicable to estimate that value. As such, the estimated fair values of the Company’s financial instruments are as follows:

	December 31, 2011		December 31, 2012
	Estimated Fair Value	Carrying Amount	Estimated Fair Value	Carrying Amount
Financial assets
Marketable securities	$156,313	$156,313	$131,114	$131,114
VIE and other finance receivables, at fair market value	3,041,090	3,041,090	3,615,188	3,615,188
VIE and other finance receivables, net of allowance for losses (1)	168,092	157,560	145,155	150,353
Life settlement contracts, at fair market value	6,214	6,214	1,724	1,724
Notes receivable, at fair market value	12,765	12,765	8,074	8,074
Notes receivable, due from affiliate (1)	—	—	5,243	5,243
Other receivables, net of allowance for losses (1)	10,348	11,353	13,146	13,146

Financial liabilities
VIE derivative liabilities, at fair market value	130,450	130,450	121,498	121,498
VIE borrowings under revolving credit facilities and other similar borrowings (1)	90,839	82,404	28,198	27,380
VIE long-term debt (1)	163,766	164,616	158,801	162,799
VIE long-term debt issued by securitization and permanent financing trusts, at fair market value	2,663,873	2,663,873	3,229,591	3,229,591
Installment obligations payable (1)	156,313	156,313	131,114	131,114
Term loan payable (1)	171,519	171,519	142,441	142,441

(1)	These represent financial instruments not recorded in the consolidated balance sheets at fair value. Such financial instruments would be classified as Level 3 within the fair value hierarchy.